ORGANIZATION AND BUSINESS BACKGROUND (Details 1)	12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Jun. 30, 2014 Gifted Time Holdings Limited [Member]	Sep. 07, 2007 Gifted Time Holdings Limited [Member]	Feb. 06, 2006 Gifted Time Holdings Limited [Member]	Jun. 30, 2014 Gifted Time Holdings Limited [Member] Direct [Member]	Jun. 30, 2014 Gifted Time Holdings Limited [Member] Indirect [Member]	Jun. 30, 2014 Clear Mind Limited [Member]	Jun. 30, 2014 Clear Mind Limited [Member] Direct [Member]	Jun. 30, 2014 Clear Mind Limited [Member] Indirect [Member]	Jun. 30, 2014 World Hope Enterprises Limited [Member]	Jun. 30, 2014 World Hope Enterprises Limited [Member] Direct [Member]	Jun. 30, 2014 World Hope Enterprises Limited [Member] Indirect [Member]	Jun. 30, 2014 Beijing Helitong S&T Exploration Co Ltd [Member]	Jun. 30, 2014 Beijing Helitong S&T Exploration Co Ltd [Member] Direct [Member]	Jun. 30, 2014 Beijing Helitong S&T Exploration Co Ltd [Member] Indirect [Member]	Jun. 30, 2014 Hollysys Group Co Ltd [Member]	Jun. 30, 2014 Hollysys Group Co Ltd [Member] Direct [Member]	Jun. 30, 2014 Hollysys Group Co Ltd [Member] Indirect [Member]	Jun. 30, 2014 Hollysys (Beijing) Investment Co Ltd [Member]	Jun. 30, 2014 Hollysys (Beijing) Investment Co Ltd [Member] Direct [Member]	Jun. 30, 2014 Hollysys (Beijing) Investment Co Ltd [Member] Indirect [Member]	Jun. 30, 2014 Beijing Hollysys Automation Drive Co Ltd [Member]	Jun. 30, 2014 Beijing Hollysys Automation Drive Co Ltd [Member] Direct [Member]	Jun. 30, 2014 Beijing Hollysys Automation Drive Co Ltd [Member] Indirect [Member]	Jun. 30, 2014 Hangzhou Hollysys Automation Co., Ltd [Member]	Sep. 07, 2007 Hangzhou Hollysys Automation Co., Ltd [Member]	Jun. 30, 2014 Hangzhou Hollysys Automation Co., Ltd [Member] Direct [Member]	Jun. 30, 2014 Hangzhou Hollysys Automation Co., Ltd [Member] Indirect [Member]	Jun. 30, 2014 Hangzhou Hollysys System Engineering Co Ltd [Member]	Jun. 30, 2014 Hangzhou Hollysys System Engineering Co Ltd [Member] Indirect [Member]	Jun. 30, 2014 Beijing Hollysys Electronics Technology Co Ltd [Member]	Jun. 30, 2014 Beijing Hollysys Electronics Technology Co Ltd [Member] Direct [Member]	Jun. 30, 2014 Beijing Hollysys Electronics Technology Co Ltd [Member] Indirect [Member]	Jun. 30, 2014 Beijing Hollysys Co., Ltd. ("Beijing Hollysys") [Member]	Jun. 30, 2014 Beijing Hollysys Co., Ltd. ("Beijing Hollysys") [Member] Direct [Member]	Jun. 30, 2014 Beijing Hollysys Co., Ltd. ("Beijing Hollysys") [Member] Indirect [Member]	Jun. 30, 2014 Beijing Haotong Science and Technology Development Co Ltd [Member]	Jun. 30, 2014 Beijing Haotong Science and Technology Development Co Ltd [Member] Direct [Member]	Jun. 30, 2014 Beijing Haotong Science and Technology Development Co Ltd [Member] Indirect [Member]	Jun. 30, 2014 Xian Hollysys Co Ltd [Member]	Jun. 30, 2014 Xian Hollysys Co Ltd [Member] Direct [Member]	Jun. 30, 2014 Xian Hollysys Co Ltd [Member] Indirect [Member]	Jun. 30, 2014 Hollysys International Pte Limited [Member]	Jun. 30, 2014 Hollysys International Pte Limited [Member] Direct [Member]	Jun. 30, 2014 Hollysys International Pte Limited [Member] Indirect [Member]	Jun. 30, 2014 Hollysys (Asia Pacific) Pte Limited [Member]	Jun. 30, 2014 Hollysys (Asia Pacific) Pte Limited [Member] Direct [Member]	Jun. 30, 2014 Hollysys (Asia Pacific) Pte Limited [Member] Indirect [Member]	Jun. 30, 2014 Hollysys Automation India Private Limited [Member]	Jun. 30, 2014 Hollysys Automation India Private Limited [Member] Direct [Member]	Jun. 30, 2014 Hollysys Automation India Private Limited [Member] Indirect [Member]	Jun. 30, 2014 Concord Corporation Pte Ltd [Member]	Jun. 30, 2011 Concord Corporation Pte Ltd [Member]	Jun. 30, 2014 Concord Corporation Pte Ltd [Member] Direct [Member]	Jun. 30, 2014 Concord Corporation Pte Ltd [Member] Indirect [Member]	Jun. 30, 2014 Concord Electrical Pte Ltd [Member]	Jun. 30, 2014 Concord Electrical Pte Ltd [Member] Direct [Member]	Jun. 30, 2014 Concord Electrical Pte Ltd [Member] Indirect [Member]	Jun. 30, 2014 Concord Electrical Sdn Bhd [Member]	Jun. 30, 2014 Concord Electrical Sdn Bhd [Member] Direct [Member]	Jun. 30, 2014 Concord Electrical Sdn Bhd [Member] Indirect [Member]	Jun. 30, 2014 Concord Solution (Hk) Limited [Member]	Jun. 30, 2014 Concord Solution (Hk) Limited [Member] Direct [Member]	Jun. 30, 2014 Concord Solution (Hk) Limited [Member] Indirect [Member]	Jun. 30, 2014 Concord M Design and Engineering Company Limited [Member]	Jun. 30, 2014 Concord M Design and Engineering Company Limited [Member] Direct [Member]	Jun. 30, 2014 Concord M Design and Engineering Company Limited [Member] Indirect [Member]	Jun. 30, 2014 Bond Corporation Pte Ltd [Member]	Jun. 30, 2014 Bond Corporation Pte Ltd [Member] Direct [Member]	Jun. 30, 2014 Bond Corporation Pte Ltd [Member] Indirect [Member]	Jun. 30, 2014 Bond M And E Pte Ltd [Member]	Jun. 30, 2014 Bond M And E Pte Ltd [Member] Direct [Member]	Jun. 30, 2014 Bond M And E Pte Ltd [Member] Indirect [Member]	Jun. 30, 2014 Bond M And E Sdn Bhd [Member]	Jun. 30, 2014 Bond M And E Sdn Bhd [Member] Direct [Member]	Jun. 30, 2014 Bond M And E Sdn Bhd [Member] Indirect [Member]	Jun. 30, 2014 Bond M & E (KL) Sdn Bhd [Member]	Jun. 30, 2014 Bond M & E (KL) Sdn Bhd [Member] Direct [Member]	Jun. 30, 2014 Bond M & E (KL) Sdn Bhd [Member] Indirect [Member]	Jun. 30, 2014 Beijing Hollycon Medicine Technology Co Ltd [Member]	Jun. 30, 2014 Beijing Hollycon Medicine Technology Co Ltd [Member] Direct [Member]	Jun. 30, 2014 Beijing Hollycon Medicine Technology Co Ltd [Member] Indirect [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Name of company	Gifted Time Holdings Limited ("GTH")					Clear Mind Limited ("Clear Mind")			World Hope Enterprises Limited ("World Hope")			Beijing Helitong Science & Technology Exploration Co., Ltd. ("Helitong")			Hollysys Group Co., Ltd. ("Hollysys Group")			Hollysys (Beijing) Investment Co., Ltd. ("Hollysys Investment")			Beijing Hollysys Automation & Drive Co., Ltd. ("Hollysys A&D")			Hangzhou Hollysys Automation Co., Ltd. ("Hangzhou Hollysys")				Hangzhou Hollysys System Engineering Co., Ltd. (“Hangzhou System”)		Beijing Hollysys Electronics Technology Co., Ltd. ("Hollysys Electronics")			Beijing Hollysys Co., Ltd. ("Beijing Hollysys")			Beijing Haotong Science and Technology Development Co., Ltd. ("Haotong")			Xi’an Hollysys Co., Ltd. ("Xi'an Hollysys")			Hollysys International Pte. Limited ("HI")			Hollysys (Asia Pacific) Pte. Limited ("HAP")			Hollysys Automation India Private Limited ("HAIP")			Concord Corporation Pte Ltd ("CCPL")				Concord Electrical Pte Ltd. ("CEPL")			Concord Electrical Sdn. Bhd ("CESB")			Concord Solution (HK) Limited ("CSHK")			Concord M Design and Engineering Company Limited (CMDE)			Bond Corporation Pte Ltd. ("BCPL")			Bond M & E Pte Ltd. (“BMSG”)			Bond M & E Sdn Bhd. (“BMJB”)			Bond M & E (KL) Sdn Bhd. (“BMKL”)			Beijing Hollycon Medicine & Technology Co., Ltd.(“Hollycon”)
Place of incorporation	BVI					BVI			Hong Kong			People’s Republic of China (“PRC”)			PRC			PRC			PRC			PRC				PRC		PRC			PRC			PRC			PRC			Singapore			Singapore			India			Singapore				Singapore			Malaysia			Hong Kong			Macau			Singapore			Singapore			Malaysia			Malaysia			PRC
Date of incorporation	Sep. 21, 2005					Nov. 29, 2007			Sep. 17, 2007			Jan. 25, 2008			Dec. 17, 2007			Apr. 15, 2011			May 13, 2008			Sep. 24, 2003				Jul. 24, 2012		Jun. 04, 2010			Sep. 25, 1996			Oct. 26, 2000			Mar. 09, 2011			Jan. 10, 2013			Oct. 23, 1997			Mar. 31, 2014			Mar. 10, 2008				May 25, 1984			May 13, 1994			May 09, 2012			Feb. 21, 2013			Nov. 01, 2012			Mar. 06, 1981			Oct. 25, 1983			Oct. 24, 1989			Jun. 04, 2010
Equity method investment, ownership percentage		100.00%	100.00%	100.00%	0.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		60.00%	0.00%	100.00%		100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		100.00%	0.00%		0.00%	100.00%		0.00%	100.00%		100.00%	0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	100.00%		0.00%	51.00%
Principal activities	Investment holding					Investment holding			Investment holding			Investment holding			Investment holding			Investment management			Provision of integrated automation products and services			Provision of integrated automation products and services				Provision of integrated automation products and services		Manufacture components of automation products for inter-companies			Provision of integrated automation products and services			Dormant			Research and development			Investment holding			Provision of integrated automation products and services			Sale of automation products			Provision of mechanical and electrical solutions and installation services				Provision of mechanical and electrical solutions and installation services.			Provision of mechanical and electrical solutions and installation services			Provision of mechanical and electrical solutions and installation services			Provision of mechanical and electrical solutions and installation services			Investment holding			Provision of mechanical and electrical solutions and installation services			Provision of mechanical and electrical solutions and installation services			Provision of mechanical and electrical solutions and installation services			Manufacture and sale of medical automation equipment